Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt - Convertible Debt [Member] - USD ($)		12 Months Ended
	Jan. 17, 2018	Dec. 31, 2018	Dec. 31, 2017
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Loan amount		$ 219,000	$ 203,000
OID discounts and fees		9,000	8,000
Balance		$ 189,680	189,546
Debt discount on derivatives			2,310
Net total debentures			$ 187,236
Blackbridge [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan			Nov. 02, 2016
Loan amount			$ 100,000
OID discounts and fees			$ 0
Interest rate			0.00%
Conversions into shares (in Shares)	12,500,000		5,419,670
Conversion dollars	$ 14,575		$ 110,270
Balance			$ 92,525
Crown Bridge Partners, LLC [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan			Jan. 11, 2017
Loan amount			$ 45,000
OID discounts and fees			$ 5,000
Interest rate			5.00%
Conversions into shares (in Shares)			2,447,952
Conversion dollars			$ 57,339
Balance			$ 39,021
Power Up Lending Group, LLC [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan			Nov. 11, 2017
Loan amount			$ 58,000
OID discounts and fees			$ 3,000
Interest rate			8.00%
Conversions into shares (in Shares)			2,556,528
Conversion dollars			$ 59,815
Balance			$ 58.000
Power Up Lending Group, LTD #1 [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan		May 07, 2018
Loan amount		$ 78,000
OID discounts and fees		$ 3,000
Interest rate		8.00%
Conversions into shares (in Shares)		6,056,000
Conversion dollars		$ 29,320
Balance		$ 48,680
Power Up Lending Group, LTD #2 [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan		Jul. 06, 2018
Loan amount		$ 68,000
OID discounts and fees		$ 3,000
Interest rate		8.00%
Balance		$ 68,000
Power Up Lending Group, LTD #3 [Member]
Note 13 - Convertible Debt and Derivative Valuation (Details) - Convertible Debt [Line Items]
Date of loan		Aug. 24, 2018
Loan amount		$ 73,000
OID discounts and fees		$ 3,000
Interest rate		8.00%
Balance		$ 73,000